Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

6.  Cash and cash equivalents

An analysis of this caption is as follows:

	2019		2018		2017
Cash in banks	Ps.	4,612,927	Ps.	1,061,150	Ps.	963,162
Short-term investments		3,231,125		4,796,554		5,982,314
Cash on hand		44,880		5,238		5,403
Restricted funds held in trust related to debt service reserves		91,040		—		—
Total cash and cash equivalents	Ps.	7,979,972	Ps.	5,862,942	Ps.	6,950,879

As of December 31, 2019, the Company recorded a portion of advance ticket sales by an amount of Ps.91,040 as a restricted fund (Note 1 and 6). The restricted funds held in Trust are used to constitute the debt service reserves and cannot be used for purposes other than those established in the contract of the Trust.